Long-Term Debt - Schedule of Lafayette Covenants (Details) - 2024 Credit Facility - Line of Credit - Secured Debt $ in Millions	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
Long-Term Debt
Commitment fee percentage	0.50%
Commitment fee amount	$ 0.1
As of September 30, 2024
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		$ 5.0
Minimum Liquidity		1.5
As of December 31, 2024
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		3.5
Minimum Liquidity		1.5
As of March 31, 2025
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		5.5
Minimum Liquidity		2.0
As of June 30, 2025
Long-Term Debt
Minimum Trailing Twelve Month EBITDA		7.5
Minimum Liquidity		$ 2.0
Minimum Fixed Charge Coverage Ratio		1.50
As of September 30, 2025
Long-Term Debt
Minimum Liquidity		$ 2.0
Maximum Consolidated Total Leverage Ratio		4.25
Minimum Fixed Charge Coverage Ratio		1.50
As of December 31, 2025
Long-Term Debt
Minimum Liquidity		$ 2.0
Maximum Consolidated Total Leverage Ratio		4.00
Minimum Fixed Charge Coverage Ratio		1.50
As of March 31, 2026
Long-Term Debt
Minimum Liquidity		$ 2.0
Maximum Consolidated Total Leverage Ratio		3.75
Minimum Fixed Charge Coverage Ratio		1.50
As of June 30, 2026
Long-Term Debt
Minimum Liquidity		$ 2.0
Maximum Consolidated Total Leverage Ratio		3.50
Minimum Fixed Charge Coverage Ratio		1.50
As of September 30, 2026
Long-Term Debt
Minimum Liquidity		$ 2.0
Maximum Consolidated Total Leverage Ratio		3.25
Minimum Fixed Charge Coverage Ratio		1.50